Earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share [abstract]
Net (loss) income	$ (61)	$ 54	$ 183
Weighted average number of equity shares outstanding (in shares)	275,000,000	274,000,000	266,000,000
Basic earnings per share (in dollars per share)	$ (0.22)	$ 0.20	$ 0.69
Diluted earnings per share [abstract]
Net (loss) income	$ (61)	$ 54	$ 183
After-tax impact of provisions for written put options	(41)	(3)	0
Fully diluted net (loss) income	$ (102)	$ 51	$ 183
Weighted average number of equity shares outstanding (in shares)	275,000,000	274,000,000	266,000,000
Dilutive effect of share-based compensation (in shares)	0	3,000,000	4,000,000
Dilutive effect of provisions for written put options (in shares)	22,000,000	9,000,000	0
Diluted total weighted average number of common shares outstanding (in shares)	297,000,000	286,000,000	270,000,000
Diluted earnings per share (in dollars per share)	$ (0.34)	$ 0.18	$ 0.68
Antidilutive awards (in shares)	440,201		0